Condensed Consolidated Balance Sheets - USD ($)	Oct. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Current Assets
Cash	$ 12,742	$ 323
Accounts receivable	13,202	1,004
Prepaid expense	2,500		$ 126
Total Assets	28,444	1,327	126
Current Liabilities
Accounts payable and accrued liabilities	235,997	195,999	124,655
Due to related parties	23,973	62,486	28,284
Convertible debenture, net of unamortized discount of $nil and $6,982, respectively	153,035	73,905	75,883
Notes payable	14,616	4,616	0
Derivative liability	558,275	140,196	357,985
Total Liabilities	985,896	477,202	586,807
STOCKHOLDERS' DEFICIT
Preferred stock Authorized: 10,000,000 preferred shares with a par value of $0.001 per share Issued and outstanding: nil preferred shares
Common stock Authorized: 250,000,000 common shares with a par value of $0.001 per share Issued and outstanding: 33,798,502 and 1,856,671 common shares, respectively	41,172	33,799	1,857
Additional paid-in capital	1,429,309	1,281,817	1,077,315
Accumulated deficit	(2,427,933)	(1,791,491)	(1,665,853)
Total Stockholders' Deficit	(957,452)	(475,875)	(586,681)
Total Liabilities and Stockholders' Deficit	$ 28,444	$ 1,327	$ 126